Commitments and Contingencies (Details)	Dec. 31, 2017 USD ($)
London [Member]
Commitments And Contingent Liabilities [Line Items]
2018	$ 141,269
2019	35,317
Total	176,586
United States [Member]
Commitments And Contingent Liabilities [Line Items]
2018	330,291
2019	225,297
Total	$ 555,588